Operating Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 Options Y period	Aug. 23, 2023	Mar. 23, 2023	Aug. 11, 2011	Mar. 31, 2011
Operating Leases
Number of options to extend one year periods | Y	2
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2026
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2026
Bodil Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	2
Bodil Knutsen | Vessel
Operating Leases
Fixed term of contract	2 years
Windsor Knutsen
Operating Leases
Current bareboat charter expiration year	2025
Option to extend term	one-year
Number of options to extend one year periods	2
Carmen Knutsen
Operating Leases
Option to extend term	one-year
Current time charter expiration year	2025
Hilda Knutsen
Operating Leases
Current time charter expiration year	2025
Torill Knutsen
Operating Leases
Time charter expiration year under options to extend	2025
Dan Cisne
Operating Leases
Current bareboat charter expiration year	2011
Dan Sabia
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2024
Time charter expiration year under options to extend	2024
Raquel Knutsen
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen
Operating Leases
Current time charter expiration year	2027
Vigdis Knutsen
Operating Leases
Fixed term of contract	3 years
Lena Knutsen
Operating Leases
Current time charter expiration year	2027
Brasil Knutsen
Operating Leases
Fixed term of contract	2 years
Option to extend term	P1Y
Current time charter expiration year	2025
Anna Knutsen
Operating Leases
Current time charter expiration year	2026
Tove Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040
Synnve Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2042
Fortaleza Knutsen
Operating Leases
Fixed term of contract				12 years	12 years
Recife Knutsen
Operating Leases
Fixed term of contract		12 years	12 years
Minimum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	1 year
Maximum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	2 years
Maximum | Anna Knutsen
Operating Leases
Option to extend term	-year
Number of options to extend one year periods | period	1